Outstanding and exercisable share options (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Range Exercise Price Minimum	$ 8.60
Options Outstanding Number of Shares	4,902,818
Options Outstanding Weighted Average Remaining Contractual Life	4.68
Options Outstanding Weighted Average Exercise Price	$ 21.87
Options Exercisable Number of Shares	2,368,508
Options Exercisable Weighted Average Exercise Price	$ 20.35
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 8.60
Options Outstanding Number of Shares	328,374
Options Outstanding Weighted Average Remaining Contractual Life	1.13
Options Outstanding Weighted Average Exercise Price	$ 8.60
Options Exercisable Number of Shares	328,374
Options Exercisable Weighted Average Exercise Price	$ 8.60
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 8.88
Options Outstanding Number of Shares	17,000
Options Outstanding Weighted Average Remaining Contractual Life	0.09
Options Outstanding Weighted Average Exercise Price	$ 8.88
Options Exercisable Number of Shares	17,000
Options Exercisable Weighted Average Exercise Price	$ 8.88
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 10.42
Options Outstanding Number of Shares	20,000
Options Outstanding Weighted Average Remaining Contractual Life	2.04
Options Outstanding Weighted Average Exercise Price	$ 10.42
Options Exercisable Number of Shares	20,000
Options Exercisable Weighted Average Exercise Price	$ 10.42
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 11.00
Options Outstanding Number of Shares	455,653
Options Outstanding Weighted Average Remaining Contractual Life	2.09
Options Outstanding Weighted Average Exercise Price	$ 11.00
Options Exercisable Number of Shares	455,653
Options Exercisable Weighted Average Exercise Price	$ 11.00
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.47
Options Outstanding Number of Shares	810
Options Outstanding Weighted Average Remaining Contractual Life	5.33
Options Outstanding Weighted Average Exercise Price	$ 15.47
Options Exercisable Number of Shares	270
Options Exercisable Weighted Average Exercise Price	$ 15.47
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares	103,000
Options Outstanding Weighted Average Remaining Contractual Life	5.33
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares	41,200
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.80
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	7.83
Options Outstanding Weighted Average Exercise Price	$ 16.80
Options Exercisable Weighted Average Exercise Price	$ 16.80
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares	30,000
Options Outstanding Weighted Average Remaining Contractual Life	7.85
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.30
Options Outstanding Number of Shares	24,000
Options Outstanding Weighted Average Remaining Contractual Life	2.64
Options Outstanding Weighted Average Exercise Price	$ 17.30
Options Exercisable Number of Shares	24,000
Options Exercisable Weighted Average Exercise Price	$ 17.30
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.00
Options Outstanding Number of Shares	70,000
Options Outstanding Weighted Average Remaining Contractual Life	2.83
Options Outstanding Weighted Average Exercise Price	$ 18.00
Options Exercisable Number of Shares	70,000
Options Exercisable Weighted Average Exercise Price	$ 18.00
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares	9,000
Options Outstanding Weighted Average Remaining Contractual Life	4.87
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares	5,400
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 19.45
Options Outstanding Number of Shares	33,000
Options Outstanding Weighted Average Remaining Contractual Life	6.82
Options Outstanding Weighted Average Exercise Price	$ 19.45
Options Exercisable Number of Shares	6,600
Options Exercisable Weighted Average Exercise Price	$ 19.45
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	6.87
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares	400
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares	749,339
Options Outstanding Weighted Average Remaining Contractual Life	7.17
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares	1,500
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.25
Options Outstanding Number of Shares	664,950
Options Outstanding Weighted Average Remaining Contractual Life	3.13
Options Outstanding Weighted Average Exercise Price	$ 21.25
Options Exercisable Number of Shares	523,894
Options Exercisable Weighted Average Exercise Price	$ 21.25
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.76
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	3.31
Options Outstanding Weighted Average Exercise Price	$ 21.76
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 21.76
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.10
Options Outstanding Number of Shares	11,000
Options Outstanding Weighted Average Remaining Contractual Life	5.56
Options Outstanding Weighted Average Exercise Price	$ 22.10
Options Exercisable Number of Shares	4,400
Options Exercisable Weighted Average Exercise Price	$ 22.10
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares	574,818
Options Outstanding Weighted Average Remaining Contractual Life	5.15
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares	230,383
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.60
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	3.65
Options Outstanding Weighted Average Exercise Price	$ 22.60
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 22.60
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.93
Options Outstanding Number of Shares	10,000
Options Outstanding Weighted Average Remaining Contractual Life	7.56
Options Outstanding Weighted Average Exercise Price	$ 22.93
Options Exercisable Weighted Average Exercise Price	$ 22.93
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.06
Options Outstanding Number of Shares	10,000
Options Outstanding Weighted Average Remaining Contractual Life	6.62
Options Outstanding Weighted Average Exercise Price	$ 23.06
Options Exercisable Number of Shares	2,000
Options Exercisable Weighted Average Exercise Price	$ 23.06
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.20
Options Outstanding Number of Shares	4,000
Options Outstanding Weighted Average Remaining Contractual Life	6.70
Options Outstanding Weighted Average Exercise Price	$ 23.20
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 23.20
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.25
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	6.18
Options Outstanding Weighted Average Exercise Price	$ 24.25
Options Exercisable Weighted Average Exercise Price	$ 24.25
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares	651,264
Options Outstanding Weighted Average Remaining Contractual Life	6.17
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares	134,962
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.20
Options Outstanding Number of Shares	2,400
Options Outstanding Weighted Average Remaining Contractual Life	6.38
Options Outstanding Weighted Average Exercise Price	$ 26.20
Options Exercisable Number of Shares	480
Options Exercisable Weighted Average Exercise Price	$ 26.20
Range 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.27
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	4.81
Options Outstanding Weighted Average Exercise Price	$ 26.27
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 26.27
Range 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 27.91
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	6.42
Options Outstanding Weighted Average Exercise Price	$ 27.91
Options Exercisable Number of Shares	400
Options Exercisable Weighted Average Exercise Price	$ 27.91
Range 28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares	8,000
Options Outstanding Weighted Average Remaining Contractual Life	6.33
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares	808,210
Options Outstanding Weighted Average Remaining Contractual Life	4.15
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares	489,292
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.05
Options Outstanding Number of Shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	4.40
Options Outstanding Weighted Average Exercise Price	$ 36.05
Options Exercisable Number of Shares	4,500
Options Exercisable Weighted Average Exercise Price	$ 36.05
Range 31
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.20
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	4.33
Options Outstanding Weighted Average Exercise Price	$ 36.20
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 36.20
Range 32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	4.67
Options Outstanding Weighted Average Exercise Price	$ 41.25
Options Exercisable Number of Shares	600
Options Exercisable Weighted Average Exercise Price	$ 41.25